Earnings (Loss) Per Share	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Notes to Financial Statements
Earnings (Loss) Per Share

The Company computes earnings per share using two different methods, basic and diluted, and presents per share data for all periods in which statements of operations are presented. Basic earnings per share are computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding. Diluted earnings per share are computed by dividing net income (loss) by the weighted average number of shares of common stock and common stock equivalents outstanding.

Due to the recent net losses generated by the Company, there are no dilutive elements. Therefore, basic and diluted EPS are the same.

The following tables provide a reconciliation of the numerators and denominators used in calculating basic and diluted earnings (loss) per share for the first nine months of fiscal years 2018 and 2017:

	Fiscal 2018	Fiscal 2017
Basic earnings (loss) per share calculation:
Net loss to common shareholders	$(4,870,787)	$(2,657,455)
Weighted average number of common shares outstanding	58,622,658	42,729,626
Basic net loss per share	$(0.08)	$(0.06)

Diluted earnings (loss) per share calculation:
Net loss to common shareholders	$(4,870,787)	$(2,657,455)
Weighted average number of common shares outstanding	58,622,658	42,729,626
Stock options (1)	-	-
Warrants (2)	-	-
Diluted weighted average common shares outstanding	58,622,658	42,729,626
Diluted net loss per share	$(0.08)	$(0.06)

(1)	At November 30, 2017 and November 30, 2016, there were 2,392,310 and 2,592,310, respectively, of stock options equivalent to common shares outstanding. The stock options are anti-dilutive at November 30, 2017 and November 30, 2016 and therefore, have been excluded from diluted earnings (loss) per share.

(2)	At November 30, 2017 and November 30, 2016, there were outstanding warrants equivalent to 8,660,000 and 4,540,000 common shares, respectively. The warrants are anti-dilutive at November 30, 2017 and November 30, 2016 and therefore, have been excluded from diluted earnings (loss) per share.

The Company computes earnings per share using two different methods, basic and diluted, and presents per share data for all periods in which statements of operations are presented. Basic earnings per share are computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding. Diluted earnings per share are computed by dividing net income (loss) by the weighted average number of shares of common stock and common stock equivalents outstanding.

Due to the recent net losses generated by the Company, there are no dilutive elements. Therefore, basic and diluted EPS are the same.

The following tables provide a reconciliation of the numerators and denominators used in calculating basic and diluted earnings (loss) per share for the fiscal years 2017 and 2016:

	Fiscal 2017	Fiscal 2016
Basic earnings (loss) per share calculation:
Net loss to common shareholders	$(7,219,626)	$(2,549,577)
Weighted average number of common shares outstanding	44,840,743	34,163,263
Basic net loss per share	$(0.16)	$(0.07)

Diluted earnings (loss) per share calculation:
Net loss to common shareholders	$(7,219,626)	$(2,549,577)
Weighted average number of common shares outstanding	44,840,743	34,163,263
Stock options (1)	-	-
Warrants (2)	-	-
Diluted weighted average common shares outstanding	44,840,743	34,163,263
Diluted net loss per share	$(0.16)	$(0.07)

___________
(1)	At both February 28, 2017 and February 29, 2016, there were stock options equivalent to 2,592,310 common shares outstanding. The stock options are anti-dilutive at February 28, 2017 and February 29, 2016 and therefore, have been excluded from diluted earnings (loss) per share.

(2)	At February 28, 2017 and February 29, 2016, there were outstanding warrants equivalent to 4,660,000 and 4,510,000 common shares, respectively. The warrants are anti-dilutive at February 28, 2017 and February 29, 2016 and therefore, have been excluded from diluted earnings (loss) per share.